UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/09

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Annual Report

April 30, 2009

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

April 30, 2009

Dear Fellow Shareholders,

This letter and the following report cover the operating results of the KCM Macro Trends Fund from its inception through April 30, 2009.

Since opening on August 4, 2008, the Fund has met its primary goals:

1.

To reduce client losses during declining market periods, thereby seeking to protect the investor’s peace of mind and preserve capital for future market advances; and

2.

To capture the majority of major market advances.

During this period - from Fund inception through April 30, 2009 - the S&P 500 (including dividends) declined 28.64%, while the Fund had a positive return!1

Fund Availability

Since our last Shareholder letter, the Fund has been added to the Fidelity and Pershing platforms, in addition to Charles Schwab, TD Ameritrade, and Southwest Securities.

Originally, we chose to limit the Fund’s availability exclusively to clients of Kerns Capital Management.  Due to our unique management style and our significant out-performance of the major stock indexes since the Fund’s opening we have received numerous contacts from other investment advisors around the country requesting us to allow them to invest their client’s money into the Fund. We have therefore opened the Fund to other Investment Advisors to use for the benefit of their clients.

Investment Philosophy

The KCM Macro Trends Fund differs from most mutual funds in that it has a flexible investment policy.2  The Fund’s objective is to maximize reward while minimizing risk.  As with any investment, it is not possible to avoid risk completely so we seek to minimize and manage risk. The Fund strives to be nimble and responsive to major market cycle changes by moving out of “Harm’s Way” during recessions and to capitalize on best performing sectors in stronger markets.

1 Morningstar, Inc.®, April 30, 2009. The S&P 500 Index is an unmanaged composite of 500 common stocks. This index is widely used by professional investors as a performance benchmark. You cannot invest directly in an index.

2KCMTX is classified by Bloomberg Finance LP, an independent research and rating service, as an asset allocation fund having a “flexible portfolio” strategy, meaning the fund can “invest in securities without restriction to asset classes” or “defined asset percentages”. As of June 12, 2009, fewer than 5.4% of the 64,577 open ended mutual funds tracked by Bloomberg carried this classification.

Investment Strategy

We employ a risk-averse investment strategy predicated on the belief that strong long-term investment results are best achieved through the avoidance of major losses and the compounding of reasonable gains.  If we can miss the majority of major market cycle downturns and capture the majority of major cycle upturns, we will not only protect shareholder assets, but the long-term growth of those assets should be substantially greater than market growth.

We look at companies of all sizes and types located throughout the world.  We want the flexibility to invest in great ideas regardless of size and do not see any reason to restrict our investing to “Style Boxes”.

Our focus in the current market environment remains on companies with high free-cash-flow plus dividend yields, 10% being very attractive.  Companies with high free-cash-flow can finance their own growth, an attractive attribute in an environment where borrowing is difficult even for the best companies. High free-cash-flow also allows companies to maintain and increase their dividends, buy back their own stock or acquire other companies.  We also believe that high free-cash-flow companies make attractive acquisition targets.

We also look for growing earnings and sales.  Increasing sales can make up for a multitude of problems in recessionary times and are a necessity for long-term growth in stock price.  We are looking for growth, and aim for stocks we feel will double their share price in three to five years. The majority of the upside comes from earnings growth.

In order to manage risk and volatility during market declines, we are willing to hold high percentages of cash if we feel the market offers more risk of loss than opportunity for gain. Additional risk-management includes hedging market risks through the purchase of securities such as futures or ETFs that move in the opposite direction of the market.  Through market downturns, these tools allow us to hold stocks of companies we feel have good long-term growth potential. Statistics show that when markets go down, three out of four stocks go down even the good ones.  Therefore, having the ability to “hedge out” market risk greatly reduces potential market losses.  This approach is validated by the fact that we missed 67.5% of the market downturn as measured by the S&P 500 Index from the date the Fund was opened through the market bottom on March 9, 2009.

The Fund also has the ability to be slightly net-short if we feel that severe market declines are eminent. Being net-short when the market is declining means that the Fund should increase in value. It is not anticipated that we will be in this position very often if at all.

Our objective is to hold approximately 100 stocks with initial positions around 1% of the portfolio. Diversifying risk among this number of holdings reduces the stock-specific risk of

3For the period August 4, 2008 to April 30, 2009, the S&P 500 Index (dividend adjusted) was down 44.92%; KCMTX was down 14.61%. Investor’s Fast Track® 2009.

holding too much of a single company.  When positions grow beyond 2% of the portfolio, consideration is given to reducing the position.

Our use of fundamental stock analysis combined with technical analysis of the market is then overlaid with our Macro approach to investing.  We pay close attention to the strength of the place country-region US economy compared to other economies around the world as well as the growth or decline in the value of different world currencies.  Geopolitical risk is also considered in picking or holding stocks.

If we believe we hold strong companies, we are prepared to hold them and hedge the risk of market declines. However, to obtain better value when acquiring new positions, we prefer to purchase new holdings near the bottom of any market decline they may be experiencing.

We feel that the ability to utilize all available investment tools and styles enhances our ability to preserve and grow client portfolios. A substantial portion of our personal net worth is invested in the Fund to align our interests with our client’s interests.

We sincerely appreciate the trust and confidence of our investors and believe that our approach to investing will add value to every client’s long-term financial well being.

M. Lane Kerns

Martin L. Kerns, II

Kerns Capital Management, Inc.

Mutual funds involve risk including the possible loss of principal. Performance data is historical. Current performance may be lower or higher than the performance data quoted.  Past performance does not guarantee future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the KCM Macro Trends Fund. The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large-cap stocks; foreign securities, which are subject to currency fluctuations and political uncertainty; and derivative securities, which may carry market, credit, and liquidity risks.  The Fund may also engage in short selling activities, which are more risky than “long” positions because the potential loss on a short sell is unlimited.  These risks may result in greater share price volatility.  This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1877-275-5599. The prospectus should be read carefully before investing. The KCM Macro Trends Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

KCM Macro Trends Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through April 30, 2009*

Non-Annualized Total Returns as of April 30, 2009

Since Inception
KCM Macro Trends Fund- Class R-1*	0.47%
KCM Macro Trends Fund- Class R-2**	5.06%
S&P 500***	(28.64)%

________________

*  Class R-1 commenced operations on August 4, 2008.

** Class R-2 commenced operations on April 2, 2009.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark. Total return figure is since August 4, 2008.  The S&P 500 total return since April 2, 2009 is 4.75%.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.90% for Class R-1 and 2.65% for Class R-2.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-275-5599.

PORTFOLIO COMPOSITION^

____________

^Based on total portfolio market value as of April 30, 2009.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009
Shares		Value
	COMMON STOCK - 80.57%
	AEROSPACE / DEFENSE - 5.69%
7,000	Alliant Techsystems, Inc. *	$ 557,550
21,000	Esterline Technologies Corp. *	553,350
9,800	Northrop Grumman Corp.	473,830
10,000	Raytheon Co.	452,300
13,000	TransDigm Group, Inc. *	456,820
9,600	United Technologies Corp.	468,864
		2,962,714
	BANKS - 4.93%
65,000	Bank of America Corp.	580,450
5,300	Goldman Sachs Group, Inc.	681,050
18,000	JPMorgan Chase & Co.	594,000
30,000	Morgan Stanley	709,200
		2,564,700
	BIOTECHNOLOGY - 1.59%
8,500	Amgen, Inc. *	411,995
12,400	OSI Pharmaceuticals, Inc. *	416,268
		828,263
	CHEMICALS - 10.75%
17,000	Airgas, Inc.	733,040
47,436	Ashland, Inc.	1,041,695
41,000	Innophos Holdings, Inc.	608,030
14,100	Lubrizol Corp.	609,402
6,500	Monsanto Co.	551,785
4,800	Potash Corp. of Saskatchewan, Inc.	415,152
12,200	Syngenta AG	520,330
22,400	Terra Industries, Inc.	593,600
3,900	Terra Nitrogen Co., LP	522,444
		5,595,478
	COAL - 2.53%
18,000	Alpha Natural Resources, Inc. *	368,640
20,000	Peabody Energy Corp.	527,800
18,500	Walter Energy, Inc.	421,800
		1,318,240
	COMMERCIAL SERVICES - 0.85%
29,900	Navigant Consulting, Inc. *	439,829

	COMPUTERS - 0.80%
11,600	Hewlett-Packard Co.	417,368

	ELECTRIC - 1.97%
12,900	Empresa Nacional de Electricidad ADR	494,715
11,500	Exelon Corp.	530,495
		1,025,210

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2009
Shares		Value
	ENGINEERING & CONSTRUCTION - 1.71%
8,300	Fluor Corp.	$ 314,321
17,114	Shaw Group, Inc. *	573,832
		888,153
	FOOD - 1.70%
25,000	Dean Foods Co. *	517,500
12,600	Nash Finch Co.	369,054
		886,554
	HEALTHCARE - PRODUCTS - 1.09%
46,000	American Medical Systems Holdings, Inc. *	569,020

	HEALTHCARE - SERVICES - 2.80%
16,000	Amedisys, Inc. *	536,640
12,800	Genoptix, Inc. *	372,224
19,000	Humana, Inc. *	546,820
		1,455,684
	INSURANCE - 1.15%
22,000	Tower Group, Inc.	598,180

	INTERNET - 1.00%
10,000	Sohu.com, Inc. *	521,500

	MACHINERY- CONSTRUCTION & MINING - 1.61%
32,900	Joy Global, Inc.	838,950

	MACHINERY - DIVERSIFIED - 3.18%
17,500	Deere & Co.	722,050
7,500	Flowserve Corp.	509,250
22,300	Robbins & Myers, Inc.	422,585
		1,653,885
	METAL FABRICATE / HARDWARE - 0.90%
18,200	CIRCOR International, Inc.	468,286

	MINING - 0.93%
10,000	Compass Minerals International, Inc.	482,200

	MISCELLANEOUS MANUFACTURING - 1.13%
19,000	AZZ, Inc. *	587,670

	OIL & GAS - 4.80%
9,000	Chevron Corp.	594,900
6,700	Exxon Mobil Corp.	446,689
17,500	Marathon Oil Corp.	519,750
15,000	Petroleo Brasileiro SA	503,550
6,400	Transocean, Ltd. *	431,872
		2,496,761

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2009
Shares		Value
	OIL & GAS SERVICES - 2.78%
22,500	Dresser-Rand Group, Inc. *	$ 554,175
10,000	Lufkin Industries, Inc.	349,000
18,000	National Oilwell Varco, Inc. *	545,040
		1,448,215
	PACKAGING & CONTAINERS - 2.83%
18,400	Greif, Inc.	832,968
17,000	Rock-Tenn Co.	641,920
		1,474,888
	PHARMACEUTICALS - 5.53%
24,500	Bristol-Myers Squibb Co.	470,400
15,000	Eli Lilly & Co.	493,800
25,300	Endo Pharmaceuticals Holdings, Inc. *	418,462
8,200	Express Scripts, Inc. *	524,554
12,400	Medco Health Solutions, Inc. *	540,020
30,500	Pfizer, Inc.	407,480
5,000	Questcor Pharmaceuticals, Inc. *	22,500
		2,877,216
	PIPELINES - 0.84%
9,300	ONEOK Partners LP	437,100

	RETAIL - 4.78%
32,400	Ezcorp, Inc. *	401,436
18,000	GameStop Corp. *	542,880
41,000	Macy's, Inc.	560,880
27,800	PetMed Express, Inc. *	452,028
14,000	World Fuel Services Corp.	533,820
		2,491,044
	SEMICONDUCTORS - 0.04%
1,000	Xilinx, Inc.	20,440

	SOFTWARE - 5.72%
16,500	ANSYS, Inc. *	455,730
20,000	BMC Software, Inc. *	693,400
37,000	CA, Inc.	638,250
29,500	Oracle Corp.	570,530
20,100	SPSS, Inc. *	621,090
		2,979,000
	TELECOMMUNICATIONS - 3.12%
18,900	CenturyTel, Inc.	513,135
13,800	Harris Corp.	422,004
35,000	Starent Networks Corp. *	690,550
		1,625,689

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2009
Shares		Value
	TRANSPORTATION - 3.82%
16,000	CSX Corp.	$ 473,440
22,000	Gulfmark Offshore, Inc. *	591,360
11,500	Norfolk Southern Corp.	410,320
11,900	Tidewater, Inc.	514,675
		1,989,795

	TOTAL COMMON STOCK	41,942,032
	(Cost - $38,358,485)

	SHORT-TERM INVESTMENTS - 19.55%
10,179,505	Fifth Third U.S. Treasury Money Market, 0.24%**	10,179,505
	(Cost - $10,179,505)

	TOTAL INVESTMENTS - 100.12%
	(Cost - $48,537,990) (a)	52,121,537
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%	(61,029)
	NET ASSETS - 100.00%	$ 52,060,508

____________
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.
ADR- American Depositary Reciept.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009

ASSETS
Investment securities:
At cost	$ 48,537,990
At value	$ 52,121,537
Dividends and interest receivable	38,279
Prepaid expenses and other assets	1,293
TOTAL ASSETS	52,161,109

LIABILITIES
Distribution (12b-1) fees payable	10,080
Fund shares repurchased	5,139
Investment advisory fees payable	39,605
Fees payable to other affiliates	22,935
Accrued expenses and other liabilities	22,842
TOTAL LIABILITIES	100,601
NET ASSETS	$ 52,060,508

Net Assets Consist Of:
Paid in capital	$ 51,869,769
Accumulated net investment loss	24,349
Accumulated net realized loss from security transactions	(3,417,157)
Net unrealized appreciation of investments	3,583,547
NET ASSETS	$ 52,060,508

Class R-1
Net Assets	51,418,691
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,165,036
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.96

Class R-2
Net Assets	641,817
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	64,405
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.97

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2009 (a)

INVESTMENT INCOME
Dividends (Less $788 Foreign Taxes)	$ 641,140
Interest	115,616
TOTAL INVESTMENT INCOME	756,756

EXPENSES
Investment advisory fees	301,679
Distribution (12b-1) fees:
Class R-1	75,360
Class R-2	238
Administrative services fees	24,914
Professional fees	23,231
Accounting services fees	16,355
Organizational Costs	15,000
Transfer agent fees	14,806
Compliance officer fees	8,736
Custodian fees	6,974
Printing and postage expenses	6,836
Registration fees	3,604
Trustees' fees and expenses	3,224
Insurance expense	1,627
Other expenses	1,481
TOTAL EXPENSES	504,065

NET INVESTMENT INCOME	252,691
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(3,579,310)
Distributions from underlying investment companies	20,628
Net realized gain from options written	154,852
Net change in unrealized appreciation of investments	3,583,547
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	179,717

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 432,408
______________
(a) The KCM Macro Trends Fund commenced operations August 4, 2008.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2009 (a)
FROM OPERATIONS
Net investment income	$ 252,691
Net realized loss from security transactions	(3,579,310)
Distributions from underlying investment companies	20,628
Net realized gain from options written	154,852
Net change in unrealized appreciation of investments	3,583,547
Net increase in net assets resulting from operations	432,408

DISTRIBUTIONS TO SHAREHOLDERS
Class R-1:
From net investment income ($0.07 per share)	(282,498)
Distribution in excess of net investment income ($0.01 per share)	(50,517)
Net decrease in net assets from distributions to shareholders	(333,015)

FROM SHARES OF BENEFICIAL INTEREST
Class R-1:
Proceeds from shares sold (5,612,379 shares)	55,489,758
Reinvestment of Dividends (37,502 shares)	333,015
Payments for shares redeemed (484,845 shares)	(4,493,958)
Total Class R-1 Shares of Beneficial Interest	51,328,815

Class R-2:
Proceeds from shares sold (64,405 shares)	632,300

Net increase in net assets from shares of beneficial interest	51,961,115

TOTAL INCREASE IN NET ASSETS	52,060,508

NET ASSETS
Beginning of Period	-
End of Period *	$ 52,060,508
* Includes accumulated net investment income of:	$ 24,349

______________
(a) The KCM Macro Trends Fund commenced operations August 4, 2008.

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the period ended April 30, 2009

	Class R-1*		Class R-2**

Net asset value, beginning of period	$ 10.00		$ 9.49

Activity from investment operations:
Net investment income (loss) (1)	0.06		(0.01)
Net realized and unrealized gain on investments	(0.02)		0.49
Total from investment operations	0.04		0.48
Less distributions:
From net investment income	(0.07)		-
In excess of net investment income	(0.01)		-
Total distributions	(0.08)		-

Net asset value, end of period	$ 9.96		$ 9.97

Total return (2,3)	0.47%		5.06%

Net assets, end of period (000s)	$ 51,419		$ 642

Ratio of gross expenses to average net assets (4)	1.66%		2.28%

Ratio of net expenses and net of waivers to average net assets (4)	1.66%		2.28%

Ratio of net investment (loss) to average net assets (4)	0.84%		(1.39)%

Portfolio turnover rate	1119%	(3)	1119%	(3)

*	For the period August 4, 2008 (commencement of operations) through April 30, 2009.
**	For the period April 2, 2009 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions if any.
(3) Not Annualized.
(4) Annualized.

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

                                  April 30, 2009

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective August 4, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement:

These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	52,121,537	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	52,121,537	-

                            * Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). For the period ended April 30, 2009, the Fund did not have a liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the period ended April 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $338,360,684 and $295,931,906, respectively.  The cost basis of securities for federal income tax purposes was $48,577,485.  Gross unrealized appreciation and depreciation on investments as of April 30, 2009 aggregated $5,234,768 and $1,690,716, respectively.

(b) The Fund may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily.  When a purchase option expires, the Fund will realize a loss in the amount of the premium paid.  When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

The Fund may write covered call options.  This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Fund realizes a gain equal to the amount of the premium received.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Fund may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

The number of options contracts written and the premiums received by the Fund during the period ended April 30, 2009 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	--	$ --
Options written	667	217,038
Options exercised	--	--
Options expired	--	--
Options closed	(667)	(217,038)
Options outstanding, end of period	--	$ --

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended April 30, 2009, the Fund incurred $301,679 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.70% for Class R-1 and 2.45% for Class R-2 per annum of the Fund’s average daily net assets.  During the period ended April 30, 2009 there were no fees waived or expenses reimbursed by the Advisor.

Fees waived or expenses reimbursed may be recouped by the Advisor from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitations described above.    As of April 30, 2009 there were no fee waivers or expenses reimbursement subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class R-1 shares and Class R-2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended April 30, 2009, pursuant to the Plan, Class R-1 shares paid $75,360 and Class R-2 shares paid $238.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 or

8 basis points or 0.08% per annum on the first $100 million in net assets

6.4 basis points or 0.064% per annum on the next $150 million in net assets

4.8 basis points or 0.048% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

1.6 basis points or 0.016% on net assets of $25 million to $100 million

0.8 basis point or 0.008% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 per class and the per account charge is $11.20 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended April 30, 2009, the Fund incurred expenses of $8,736 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended April 30, 2009, GemCom collected amounts totaling $1,163 for EDGAR and printing services performed.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30,2009 were as follows:

As of April 30, 2009, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to partnership adjustments.

At April 30, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences attributable to distributions in excess of net investment income and passive foreign investment company adjustments resulted in reclassification for the period ended April 30, 2009 as follows:

6.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

KCM Macro Trends Fund

We have audited the accompanying statement of assets and liabilities of KCM Macro Trends Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2009, and the related statement of operations and the statement of changes in net assets for the period August 4, 2008 (commencement of operations) through April 30, 2009, and the financial highlights the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of KCM Macro Trends Fund as of April 30, 2009, the results of its operations and the change in its net assets for the period August 4, 2008 (commencement of operations) through April 30, 2009 and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 26, 2009

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION

April 30, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	40

Anthony J. Hertl (59)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

40
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	40
Mark Taylor (45) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola***(56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	40

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION (Continued)

April 30, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-275-5599.

KCM Macro Trends Fund

EXPENSE EXAMPLES

April 30, 2009 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the KCM Macro Trends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/4/08	Ending Account Value 4/30/09	Annualized Expense Ratio	Expense Paid During Period 8/4/08 - 4/30/09
Actual
Class R-1	$1000.00	$1105.30	1.69%	$ 8.82*
Class R-2	$1000.00	$1050.60	2.28%	$ 1.86**
Hypothetical (5% return before expenses)
Class R-1	$1000.00	$1016.41	1.69%	$ 8.45*
Class R-2***	$1000.00	$1013.49	2.28%	$11.38

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2009 (181) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (29) divided by the number of days in the fiscal year (365).

*** The hypothetical example assumes that Class R-2 was in operation for the full year ended 4/30/09.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $12,500

2008 – N/A

(b)

Audit-Related Fees

2009 – None

2008 – N/A

(c)

Tax Fees

2009 – $2,500

2008 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,500

2008 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/09

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/9/09